Risk Management (Details 27) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	R$ 208,236	R$ 223,682	R$ 1,840,234
Net trading gains/(losses) realized and unrealized	(927,370)	(1,384,752)	1,105,390
Total	(719,134)	(1,161,070)	2,945,624
Financial assets held for trading
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	25,967	16,518	440,791
Net trading gains/(losses) realized and unrealized	(10,099)	(3,363)	10,496
Total	15,868	13,155	451,287
Financial assets available for sale
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	182,269	207,164	1,399,443
Net trading gains/(losses) realized and unrealized	(917,271)	(1,381,389)	1,094,894
Total	R$ (735,002)	R$ (1,174,225)	R$ 2,494,337